Post-employment benefits - Disclosure of Financial and Demographic Assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Austria
Disclosure of defined benefit plans [line items]
Discount rate	3.50%	1.10%
Future salary increases	4.00%	3.00%
Duration in years	10 years 6 months 7 days	11 years 5 months 26 days
Austria | Male
Disclosure of defined benefit plans [line items]
Retirement age	62 years	62 years
Austria | Female
Disclosure of defined benefit plans [line items]
Retirement age	62 years	62 years
Switzerland
Disclosure of defined benefit plans [line items]
Discount rate	1.90%	1.10%
Inflation rate	1.25%	1.00%
Future salary increases	1.50%	1.50%
Duration in years	15 years 11 months 8 days	17 years 7 days
Expected contributions to be paid to plan for next annual reporting period	€ 682	€ 629
Switzerland | Male
Disclosure of defined benefit plans [line items]
Retirement age	65 years	65 years
Switzerland | Female
Disclosure of defined benefit plans [line items]
Retirement age	64 years	64 years
France
Disclosure of defined benefit plans [line items]
Discount rate	3.50%	1.20%
Future salary increases	3.00%	2.00%
Duration in years	14 years 2 months 8 days	15 years 9 months 10 days
Italy
Disclosure of defined benefit plans [line items]
Discount rate	3.50%	1.00%
Inflation rate	2.50%	1.50%
Duration in years	8 years 10 months 9 days	9 years 7 months 20 days
Italy | Male
Disclosure of defined benefit plans [line items]
Retirement age	67 years	67 years
Italy | Female
Disclosure of defined benefit plans [line items]
Retirement age	67 years	67 years
Korea
Disclosure of defined benefit plans [line items]
Discount rate	4.70%	2.80%
Future salary increases	3.00%	2.00%
Duration in years	11 years 1 month 28 days	11 years 10 months 13 days
Korea | Male
Disclosure of defined benefit plans [line items]
Retirement age	60 years	60 years
Korea | Female
Disclosure of defined benefit plans [line items]
Retirement age	60 years	60 years
Turkey
Disclosure of defined benefit plans [line items]
Discount rate	9.50%	22.50%
Future salary increases	10.00%	19.00%
Duration in years	13 years 11 months 8 days	8 years 11 months 15 days
Japan
Disclosure of defined benefit plans [line items]
Discount rate	0.80%	0.30%
Future salary increases	3.50%	3.00%
Duration in years	7 years 8 months 19 days	8 years 8 months 1 day
Japan | Male
Disclosure of defined benefit plans [line items]
Retirement age	65 years	65 years
Japan | Female
Disclosure of defined benefit plans [line items]
Retirement age	65 years	65 years
Slovakia
Disclosure of defined benefit plans [line items]
Discount rate	3.50%	1.40%
Future salary increases	9.50%	8.40%
Duration in years	22 years 7 months 28 days	23 years 3 months 10 days
Spain
Disclosure of defined benefit plans [line items]
Discount rate	3.50%	1.10%
Future salary increases	2.50%
Duration in years	10 years 9 months 29 days	11 years 8 months 1 day
Spain | Male
Disclosure of defined benefit plans [line items]
Retirement age	67 years	67 years
Spain | Female
Disclosure of defined benefit plans [line items]
Retirement age	67 years	67 years